CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) pure in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Conversion ratio, ADS to Class A ordinary share	10	10	10